Interest-Bearing Borrowings (Details) - Schedule of Freestanding Derivative - Option for Additional Subscription of Loan Notes - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Freestanding Derivatives for Additional Subscription Options [Abstract]
Beginning balance	$ 2,796,131	$ 2,796,131
On initial recognition			2,796,131
Change in fair value	9,086,936	9,536,904
Exercised during the year		(12,333,035)
Ending balance	$ 11,883,067		$ 2,796,131